Prepayments for current assets	12 Months Ended
Mar. 31, 2018
Disclosure of Prepayments for current assets [Abstract]
Disclosure of prepayments and other assets [text block]
13.	Prepayments for current assets

Prepayments for current assets comprise of the following:

	March 31, 2018	March 31, 2017
Prepayments for purchase of bandwidth	179,035	86,862
Prepayments related to insurance	1,064	8,123
Prepayments-others	217,035	178,531
Lease prepayments	22,087	17,263
	419,221	290,779